Derivative Financial Instruments - Recognized Gain (Loss) (Details) (Not Designated as Hedging Instrument, Interest Expense, USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap
Derivative Instruments, Gain (Loss)
Interest expense related to derivative financial instruments and net change in fair value of derivative financial instruments	$ 10,528	$ (5,206)	$ (7,578)	$ (562)	$ 6,461
Interest Rate Cap
Derivative Instruments, Gain (Loss)
Interest expense related to derivative financial instruments and net change in fair value of derivative financial instruments	$ 0	$ (89)	$ (89)	$ (294)	$ (507)